Securities Act File No. 33-_____
                                  Investment Company Act File No. 811-____
===========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                         --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/
                                                                        --
                                                                         --
            Pre-Effective Amendment No. __                              / /
                                                                         --
            Post-Effective Amendment No. __                             / /

                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/
                                                                         --
            Amendment No. __                                            / /

               (Check appropriate box or boxes)

                DREYFUS INFLATION ADJUSTED SECURITIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York                     10166
(Address of Principal Executive Offices)             (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6130

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

                                    copy to:

                               Lewis G. Cole, Esq.
                            Stroock & Stroock & Lavan
                                7 Hanover Square
                          New York, New York 10004-2696

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
===========================================================================

                                    Proposed     Proposed
                                    Maximum      Maximum
    Title of            Amount      Offering     Aggregate     Amount of
   Securities           Being       Price Per    Offering      Registration
BEING REGISTERED        REGISTERED   UNIT          PRICE           FEE

Shares of               *              *             *            *
 Common Stock,
 par value $.001
 per share

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*     Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of its Common Stock.

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      The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

===========================================================================

         DREYFUS INFLATION ADJUSTED SECURITIES FUND, INC.
                  Cross-Reference Sheet Pursuant to Rule 495(a)

Items in
Part A of
FORM N-1A                 CAPTION                          PAGE


  1        Cover                                        Cover Page

  2        Synopsis                                         3

  3        Condensed Financial Information                  *

  4        General Description of Registrant            3, 25

  5        Management of the Fund                             8

  5(a)                         Management's Discussion of Fund's
Performance                    *

  6        Capital Stock and Other Securities              25

  7        Purchase of Securities Being Offered            10

  8        Redemption or Repurchase                           18

  9        Pending Legal Proceedings                          *


Items in
Part B of
FORM N-1A


  10       Cover Page                                     B-1

  11       Table of Contents                              B-1

  12       General Information and History                  *

  13       Investment Objectives and Policies             B-2

  14       Management of the Fund                             B-11

         DREYFUS INFLATION ADJUSTED SECURITIES FUND, INC.
                  Cross-Reference Sheet Pursuant to Rule 495(a)

Items in
Part B of
FORM N-1A                 CAPTION                          PAGE


  15       Control Persons and Principal Holders
           of Securities                                 B-11

  16       Investment Advisory and Other Services        B-13

  17       Brokerage Allocation                          B-25

  18       Capital Stock and Other Securities            B-27

  19       Purchase, Redemption and Pricing of
           Securities Being Offered                           B-15

  20       Tax Status                                    B-23

  21       Underwriters                                     *

  22       Calculations of Performance Data              B-26

  23       Financial Statements                          B-35


Items in
Part C of
FORM N-1A


  24       Financial Statements and Exhibits              C-1

  25       Persons Controlled by or Under Common
           Control with Registrant                            C-2

  26       Number of Holders of Securities                C-2

  27       Indemnification                                C-2

         DREYFUS INFLATION ADJUSTED SECURITIES FUND, INC.
                  Cross-Reference Sheet Pursuant to Rule 495(a)

Items in
Part C of
FORM N-1A                 CAPTION                          PAGE


  28       Business and Other Connections of
           Investment Adviser                             C-3

  29       Principal Underwriters                             C-8

  30       Location of Accounts and Records              C-12

  31       Management Services                           C-12

  32       Undertakings                                  C-12

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*Omitted since answer is negative or inapplicable.